Financial Information as per operating segments (Details 10) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Liabilities	$ 2,086,563,699	$ 2,159,109,926
Chile Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Liabilities	703,705,503	814,262,800
International Business Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Liabilities	265,663,942	316,320,502
Wine Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Liabilities	161,313,082	161,308,309
All other segments [member]
IfrsStatementLineItems [Line Items]
Liabilities	$ 955,881,172	$ 867,218,315